CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
OPERATING REVENUES
Transmission and other services	$ 271	$ 276
Formula rate true-up	8	22
Total operating revenue	279	298	[1]
OPERATING EXPENSES
Operation and maintenance	23	29
General and administrative	31	31
Depreciation and amortization	44	41
Taxes other than income taxes	27	24
Total operating expenses	125	125
OPERATING INCOME	154	173	[1]
OTHER EXPENSES (INCOME)
Interest expense — net	55	53
Allowance for equity funds used during construction	(9)	(8)
Other (income) and expenses — net	0	1
Total other expenses (income)	46	46
INCOME BEFORE INCOME TAXES	108	127
INCOME TAX PROVISION	26	47
NET INCOME	$ 82	$ 80	[1]

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.